Judgments and critical accounting estimates - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounting judgements and estimates [line items]
Write-downs for intangible assets and goodwill	kr (77)	kr (15,333)	kr (31,916)
Goodwill	46,882	56,077
Provisions	8,684	11,715	kr 11,706
Contingent liabilities	4,091	3,559
Defined benefit obligation (DBO)	kr 73,706	kr 86,598
Reversal Of Inventory Write down Percentage Of Total Inventory	6.00%	7.00%
Reversal of inventory write-down	kr 1,500	kr 2,000
Carrying amount of contract liabilities	36,867	41,229
Fair value of plan assets	kr 57,826	kr 64,359
Inventory written down as a percentage of total inventory	8.00%	11.00%
Inventory write down	kr 2,094	kr 3,329
Deferred tax assets	16,851	24,412
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 52,500	kr 64,000